INTANGIBLE AND OTHER ASSETS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Sheerness	Dec. 31, 2011 Sheerness	Jun. 30, 2012 Sundance A	Mar. 31, 2012 Sundance A	Dec. 31, 2011 Sundance A	Dec. 31, 2012 Sundance A
INTANGIBLES AND OTHER ASSETS
PPAs	376	428		312	351			77	64
Loans and advances	196	224
Fair value of derivative contracts	187	202
Deferred income tax assets	105	132
Employee post-retirement benefits	11
Other	468	480
Intangibles and Other Assets	1,343	1,466
Amount related to PPAs which are included in intangibles and other assets
Cost	810	810		585	585			225	225
Accumulated Amortization	434	382		273	234			148	161
Net Book Value	376	428		312	351			77	64
Amortization expense	52	52	52
Expected annual amortization expense
2013	52
2014	52
2015	52
2016	52
2017	52
Note receivable
Note receivable from the seller of Ravenswood	236	265
Interest rate on note receivable from the seller of Ravenswood (as a percent)	6.75%
Current portion of the note receivable	40	41
Pre-tax charge recorded	1,938	2,285	1,780			(50)	30	20
Advances to APG
Share of project pre-development costs agreed to be financed (as a percent)	33.30%
Valuation provision recorded on the loan to the APG			146